Statement of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KrwCF KRW	Dec. 31, 2010 KrwCF KRW	Dec. 31, 2009 KrwCF KRW
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 148,431	171,962,000	(1,413,358,000)	(2,497,408,000)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Amortization	162	188,000	189,000	189,000
Depreciation, Depletion and Amortization	11,288	13,078,000	24,912,000	38,172,000
Provision for severence benefits	31,262	36,218,000	33,322,000	75,583,000
Provision for Doubtful Accounts	34,892	40,423,000	597,637,000	1,211,828,000
Inventory Write-down	28,458	32,969,000	84,223,000
Restructuring Costs and Asset Impairment Charges			5,494,000
Loss on sale of subsidiary	1,238	1,434,000
Gain (Loss) on Sales property plant and equipment			6,085,000
Gain (Loss) on Investments			37,382,000	393,000
Increase (Decrease) in Operating Assets
Increase (Decrease) in Receivables	(414,348)	(480,023,000)	99,737,000	397,375,000
Increase (Decrease) in Inventories	(155,013)	(179,583,000)	136,594,000	122,987,000
Increase (Decrease) in Prepaid Expense and Other Assets	(26,646)	(30,870,000)	(31,174,000)	46,369,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	231,900	268,657,000	(26,928,000)	(82,593,000)
Increase (Decrease) in Accrued Liabilities	229,908	266,343,000	546,714,000	669,407,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(26,899)	(31,166,000)	1,514,187,000	2,479,710,000
Net Cash Provided by (Used in) Operating Activities	121,532	140,796,000	100,829,000	(17,698,000)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property plant and equipment	(992)	(1,150,000)
Proceeds from Sale of Property, Plant, and Equipment			12,064,000
Proceeds from Sale of subsidiary	8,631	10,000,000
Payments to Acquire Receivables				(35,000,000)
Net Cash Provided by (Used in) Investing Activities	7,639	8,850,000	12,064,000	(35,000,000)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Short-term Debt	(82,002)	(95,000,000)	(3,000,000)	29,500,000
Proceeds from (Repayments of) Notes Payable	(160,460)	(185,894,000)	(108,100,000)	25,901,000
Proceeds from Issuance of Common Stock	142,593	165,194,000
Net Cash Provided by (Used in) Financing Activities	(99,869)	(115,700,000)	(111,100,000)	55,401,000
Cash and Cash Equivalents, Period Increase (Decrease)	29,302	33,946,000	1,793,000	2,703,000
Cash and Cash Equivalents, at Carrying Value	6,407	7,423,000	5,630,000	2,927,000
Cash and Cash Equivalents, at Carrying Value	$ 35,709	41,369,000	7,423,000	5,630,000